OTHER INCOME AND EXPENSE	12 Months Ended
Dec. 31, 2023
Disclosure of other income and expense [abstract]
OTHER INCOME AND EXPENSE

NOTE 30 – OTHER INCOME AND EXPENSE

Below is the detail of the other income and expense in the years ended on December 31, 2023, 2022 and 2021:

	December 31,		December 31,		December 31,
Other Income	2023		2022		2021 (2)
Foreign exchange gains (losses), net (1)	Ps.	2,253,925	Ps.	(1,825,718)	Ps.	(491,415)
Share of profit of equity accounted investees, net of tax		371,397		372,777		300,217
Gain on sale of properties, plant and equipment		360,728		142,149		20,651
Dividends		126,274		119,888		153,969
Net gain (loss) on sale of debt and equity securities		108,773		(134,699)		83,640
Net gain (loss) on asset valuation		74,886		50,463		20,974
Gain on the sale of non-current assets held for sale		48,589		10,487		13,631
Other income (3)		406,734		416,082		288,013
Total other income	Ps.	3,751,306	Ps.	(848,571)	Ps.	389,680

(1) The net variation as of December 31, 2023, and December 31, 2022, corresponds mainly to the effect on the exchange rate variation of (Ps. 988.15) (see note 2.3).

(2) Comparative information has been re-presented due to a discontinued operation disclosed in Note 1.1.

(3) For 2022, includes valuation effect of Bac Holding for Ps. 137,427.

	December 31,		December 31,		December 31,
Other Expense	2023		2022		2021 (1)
Personnel expenses	Ps.	(3,055,168)	Ps.	(2,833,794)	Ps.	(2,634,187)
Taxes and fees		(1,214,559)		(872,341)		(678,613)
Insurance		(618,197)		(524,557)		(480,879)
Consultancy, audit and other fees		(537,972)		(479,043)		(447,130)
Maintenance and repairs		(394,524)		(357,790)		(310,265)
Amortization of intangible assets		(240,804)		(225,137)		(206,688)
Marketing		(233,512)		(207,071)		(174,961)
Depreciation of tangible assets		(218,230)		(219,316)		(209,296)
Depreciation right of use assets		(211,457)		(201,293)		(190,883)
Affiliation contributions and transfers		(168,986)		(252,942)		(212,952)
Warehouse services		(148,633)		(144,739)		(135,625)
Leases (Rent)		(144,276)		(134,691)		(131,552)
Transportation services		(95,520)		(99,296)		(93,707)
Data processing		(85,231)		(77,803)		(62,213)
Losses due to claims		(83,728)		(39,435)		(40,409)
Cleaning and security services		(80,904)		(74,276)		(73,852)
Outsourcing services		(59,599)		(68,779)		(61,522)
Supplies and stationary		(52,074)		(46,114)		(45,736)
Loss from sale of property and equipment		(44,399)		(26,387)		(11,968)
Donations expenses		(31,309)		(36,019)		(3,773)
Adaptation and installation		(28,076)		(30,636)		(28,947)
Travel expenses		(21,345)		(24,249)		(13,295)
Impairment losses other assets		(2,946)		(20,787)		(69,950)
Loss from sale of non-current assets held for sale		(595)		(800)		(2,927)
Other		(574,410)		(412,488)		(468,726)
Total other expense	Ps.	(8,346,454)	Ps.	(7,409,783)	Ps.	(6,790,056)

(1) Comparative information has been re-presented due to a discontinued operation disclosed in Note 1.1.